Equity - Valuation adjustments (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Equity
Actuarial gains	$ 10,083	$ 7,924
Hedging instruments	(7,025)	(135)
Deferred tax income (See Note 24)	1,619	841
Valuation adjustments	$ 4,677	$ 8,630